Form N-1A Supplement	Dec. 11, 2025
Global Atlantic Select Advisor Managed Risk Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 11, 2025

to the Prospectus dated May 1, 2025

Effective immediately under the heading “PORTFOLIO SUMMARY – FEES AND EXPENSES OF THE PORTFOLIO” of the Prospectus for the Global Atlantic Select Advisor Managed Risk Portfolio, the Shareholder Fees and Annual Portfolio Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following: